                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             August 9, 2002
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                96
                                            ---------------------------

Form 13F  Information Table Value Total:           $202,927,144
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2002


  Item 1:               Item 2: Item 3:      Item 4:        Item 5:             Item 6:         Item 7:            Item 8:
                                                                          Investment Discretion
                         Title   SEDOL/       Fair      SHARES                   (b)      (c)                 Voting Authority
                           of    CUSIP       Market      PRN    SH  PUT/  (a)   Shared   Shared                    (b) Shared  (c)
Name of Issuer           Class   Number      Value      Amount  PRN CALL Sole As Defined Other  Manager  (a) Sole As Defined  None
----------------------------------------------------------------------------------------------------------------------------------
3M CO                     COM   88579Y101  $3,234,900    26,300 SH                 x               1        26,300
ABERCROMBIE & FITCH
  CO-CL A                 COM   002896207  $1,941,660    80,500 SH                 x               1        80,500
ALBERTO-CULVER CO
  -CL B                   COM   013068101  $1,414,880    29,600 SH                 x               1        29,600
ALCOA INC                 COM   013817101  $1,279,590    38,600 SH                 x               1        38,600
AMAZON.COM INC            COM   023135106  $1,690,000   104,000 SH                 x               1       104,000
AMBAC FINANCIAL GROUP
  INC                     COM   023139108  $2,264,640    33,700 SH                 x               1        33,700
AMDOCS LTD                COM     2256908    $427,330    56,600 SH                 x               1        56,600
AMERICAN INTERNATIONAL
  GROUP                   COM   026874107  $1,364,600    20,000 SH                 x               1        20,000
APEX SILVER MINES LTD     COM     2121556  $1,645,750   113,500 SH                 x               1       113,500
APEX SILVER MINES-WTS     WTS     2559436    $364,711   361,100 SH                 x               1       361,100
APPLIED MATERIALS INC     COM   038222105  $2,522,052   132,600 SH                 x               1       132,600
BAKER HUGHES INC          COM   057224107  $1,434,799    43,100 SH                 x               1        43,100
BANK ONE CORP             COM   06423A103  $1,593,072    41,400 SH                 x               1        41,400
BAXTER INTERNATIONAL
  INC                     COM   071813109  $3,676,015    82,700 SH                 x               1        82,700
BEAR STEARNS COMPANIES
  INC                     COM   073902108  $2,117,520    34,600 SH                 x               1        34,600
BED BATH & BEYOND INC     COM   075896100  $1,883,226    49,900 SH                 x               1        49,900
BJ SERVICES CO            COM   055482103  $2,249,632    66,400 SH                 x               1        66,400
BROCADE COMMUNICATIONS
  SYS                     COM   111621108    $952,660    54,500 SH                 x               1        54,500
CATHAY PACIFIC AIRWAYS    COM     6179755  $4,337,375 2,831,000 SH                 x               1     2,831,000
CHICO'S FAS INC           COM   168615102  $2,173,752    59,850 SH                 x               1        59,850
CISCO SYSTEMS INC         COM   17275R102  $1,188,540    85,200 SH                 x               1        85,200
COACH INC                 COM   189754104  $2,152,080    39,200 SH                 x               1        39,200
COLGATE-PALMOLIVE CO      COM   194162103  $2,757,755    55,100 SH                 x               1        55,100
CONOCO INC                COM   208251504    $817,320    29,400 SH                 x               1        29,400
DELL COMPUTER CORP        COM   247025109  $2,465,002    94,300 SH                 x               1        94,300
EBAY INC                  COM   278642103  $2,205,996    35,800 SH                 x               1        35,800
ELECTRONIC ARTS INC       COM   285512109  $2,106,995    31,900 SH                 x               1        31,900
ENTERCOM
  COMMUNICATIONS CORP     COM   293639100  $2,469,420    53,800 SH                 x               1        53,800
ESPRIT HOLDINGS LTD       COM     6321642  $5,959,787 3,109,400 SH                 x               1     3,109,400
EXTREME NETWORKS INC      COM   30226D106    $307,745    30,500 SH                 x               1        30,500
FEDEX CORP                COM   31428X106    $587,400    11,000 SH                 x               1        11,000
GENENTECH INC             COM   368710406  $4,542,600   135,600 SH                 x               1       135,600
GENERAL DYNAMICS CORP     COM   369550108  $4,977,180    46,800 SH                 x               1        46,800
GOLDMAN SACHS GROUP
  INC                     COM   38141G104    $440,100     6,000 SH                 x               1         6,000
HONEYWELL
  INTERNATIONAL INC       COM   438516106  $2,843,061    80,700 SH                 x               1        80,700

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2002


  Item 1:               Item 2: Item 3:      Item 4:        Item 5:             Item 6:         Item 7:            Item 8:
                                                                          Investment Discretion
                         Title   SEDOL/       Fair      SHARES                    (b)     (c)                  Voting Authority
                           of    CUSIP       Market      PRN    SH  PUT/  (a)   Shared   Shared                    (b) Shared  (c)
Name of Issuer           Class   Number      Value      Amount  PRN CALL Sole As Defined Other   Manager  (a) Sole As Defined  None
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD
  INTERNATIONAL INC       COM   441815107  $2,077,460    41,800 SH                 x               1        41,800
HUTCHISON WHAMPOA LTD     COM     6448068  $5,031,117   673,690 SH                 x               1       673,690
HYDRIL COMPANY            COM   448774109  $2,090,400    78,000 SH                 x               1        78,000
INFOSYS TECHNOLOGIES-
  SP ADR                  ADR   456788108  $1,914,880    37,400 SH                 x               1        37,400
INTEL CORP                COM   458140100  $1,077,930    59,000 SH                 x               1        59,000
INTERNATIONAL PAPER CO    COM   460146103  $2,436,122    55,900 SH                 x               1        55,900
JETBLUE AIRWAYS CORP      COM   477143101      $4,556       100 SH                 x               1           100
JOHNSON ELECTRIC HLDGS    COM     6281939  $4,869,898 4,106,500 SH                 x               1     4,106,500
KLA-TENCOR CORPORATION    COM   482480100  $2,771,370    63,000 SH                 x               1        63,000
KOHLS CORP                COM   500255104  $2,123,424    30,300 SH                 x               1        30,300
KOOKMIN BANK              COM     6419365  $1,453,986    30,000 SH                 x               1        30,000
KPMG CONSULTING INC       COM   48265R109  $1,964,492   132,200 SH                 x               1       132,200
L-3 COMMUNICATIONS
  HOLDINGS                COM   502424104  $1,377,000    25,500 SH                 x               1        25,500
LAMAR ADVERTISING CO      COM   512815101  $1,853,058    49,800 SH                 x               1        49,800
LEHMAN BROTHERS
  HOLDINGS INC            COM   524908100  $1,625,520    26,000 SH                 x               1        26,000
LENNAR CORP               COM   526057104  $2,527,560    41,300 SH                 x               1        41,300
LI & FUNG LTD             COM     6286257  $4,167,297 3,095,600 SH                 x               1     3,095,600
LOCKHEED MARTIN CORP      COM   539830109    $806,200    11,600 SH                 x               1        11,600
MANPOWER INC              COM   56418H100  $2,168,250    59,000 SH                 x               1        59,000
MATTEL INC                COM   577081102  $2,173,348   103,100 SH                 x               1       103,100
MICROCHIP TECHNOLOGY
   INC                    COM   595017104  $2,335,665    85,150 SH                 x               1        85,150
MICRON TECHNOLOGY INC     COM   595112103  $2,220,156   109,800 SH                 x               1       109,800
MICROSOFT CORP            COM   594918104  $1,433,140    26,200 SH                 x               1        26,200
MOTOROLA INC              COM   620076109  $2,065,944   141,600 SH                 x               1       141,600
NABORS INDUSTRIES LTD     COM     2963372  $2,349,074    66,546 SH                 x               1        66,546
NETSCREEN TECHNOLOGIES
  INC                     COM   64117V107  $1,048,356   114,200 SH                 x               1       114,200
NEUBERGER BERMAN INC      COM   641234109  $1,427,400    39,000 SH                 x               1        39,000
NIKKO CORDIAL CORP        COM     6640284  $4,757,628   939,500 SH                 x               1       939,500
NTT DOCOMO INC            ADR     6129277  $3,432,352   139,300 SH                 x               1       139,300
NUCOR CORP                COM   670346105    $930,072    14,300 SH                 x               1        14,300
OCULAR SCIENCES INC       COM   675744106  $2,650,000   100,000 SH                 x               1       100,000
OMI CORP - NEW            COM     2256469    $771,620   188,200 SH                 x               1       188,200
OMNICOM GROUP             COM   681919106  $2,271,680    49,600 SH                 x               1        49,600
PFIZER INC                COM   717081103  $3,325,000    95,000 SH                 x               1        95,000
PRINCIPAL FINANCIAL
  GROUP                   COM   74251V102  $2,232,000    72,000 SH                 x               1        72,000

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                           Period Ended: June 30, 2002


  Item 1:               Item 2: Item 3:      Item 4:        Item 5:             Item 6:         Item 7:            Item 8:
                                                                          Investment Discretion
                         Title   SEDOL/       Fair      SHARES                    (b)     (c)                  Voting Authority
                           of    CUSIP       Market      PRN    SH  PUT/  (a)   Shared   Shared                    (b) Shared  (c)
Name of Issuer           Class   Number      Value      Amount  PRN CALL Sole As Defined Other   Manager  (a) Sole As Defined  None
----------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS         COM   74834L100  $4,861,825    56,500 SH                 x               1        56,500
RADIAN GROUP INC          COM   750236101  $2,266,640    46,400 SH                 x               1        46,400
REDIFF.COM INDIA
  LIMITED-ADR             ADR   757479100    $172,178   374,300 SH                 x               1       374,300
ROBERT HALF INTL INC      COM   770323103  $2,283,400    98,000 SH                 x               1        98,000
SAMSUNG ELECTRONICS       COM     6771720  $5,417,056    19,840 SH                 x               1        19,840
SAP AG-SPONSORED ADR      ADR   803054204  $1,384,530    57,000 SH                 x               1        57,000
SEMICONDUCTOR HOLDRs
  TRUST                   COM   816636203  $2,239,830    73,800 SH                 x               1        73,800
SENSIENT TECHNOLOGIES
  CORP                    COM   81725T100  $1,713,828    75,300 SH                 x               1        75,300
STANLEY WORKS/THE         COM   854616109  $1,771,632    43,200 SH                 x               1        43,200
SYMANTEC CORP             COM   871503108  $2,131,965    64,900 SH                 x               1        64,900
TAIWAN SEMICONDUCTOR-
  SP ADR                  ADR   874039100  $3,509,220   269,940 SH                 x               1       269,940
TEXAS INSTRUMENTS INC     COM   882508104  $1,860,450    78,500 SH                 x               1        78,500
THE WALT DISNEY CO.       COM   254687106  $2,182,950   115,500 SH                 x               1       115,500
TIFFANY & CO              COM   886547108  $1,372,800    39,000 SH                 x               1        39,000
TYCO INTERNATIONAL LTD    COM   902124106  $1,207,794    89,400 SH                 x               1        89,400
UNITED PARCEL SERVICE-
  CL B                    COM   911312106  $2,432,950    39,400 SH                 x               1        39,400
VIACOM INC-CL B           COM   925524308  $2,569,023    57,900 SH                 x               1        57,900
VODAFONE GROUP PLC-SP
  ADR                     ADR   92857W100    $492,765    36,100 SH                 x               1        36,100
WAL-MART STORES INC       COM   931142103    $698,627    12,700 SH                 x               1        12,700
WHOLE FOODS MARKET INC    COM   966837106  $2,169,900    45,000 SH                 x               1        45,000
WILLIAMS-SONOMA INC       COM   969904101  $1,790,544    58,400 SH                 x               1        58,400
XILINX INC                COM   983919101    $650,470    29,000 SH                 x               1        29,000
XL CAPITAL LTD-CLASS A    COM     2283401  $1,516,130    17,900 SH                 x               1        17,900
YAHOO! INC                COM   984332106  $1,642,788   111,300 SH                 x               1       111,300
YUM! BRANDS INC           COM   988498101  $1,842,750    63,000 SH                 x               1        63,000

THE FOLLOWING OPTIONS
  LISTED WITH RESPECT
  TO MANAGER ABOVE.
NASDAQ-100 INDEX
  TRCKNG STCK             COM   631100104    $592,000     7,400     (p)            x               1